Investments - Rollforward of Mortgages Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	$ 94	$ 179
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	1	(85)
Balance	95	94
Financing receivables, accrued interest receivable	$ 48	$ 44
Financing Receivable, Accrued Interest, After Allowance For Credit Loss, Statement Of Financial Position, Extensible List, Not Disclosed Flag	Consolidated Balance Sheets	Consolidated Balance Sheets
Apartment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	$ 19	$ 58
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(1)	(39)
Balance	18	19
Hotel
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	9	34
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	11	(25)
Balance	20	9
Office
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	28	25
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(13)	3
Balance	15	28
Retail
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	17	24
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	5	(7)
Balance	22	17
Warehouse
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	12	24
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	4	(12)
Balance	16	12
Residential Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	9	14
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(5)	(5)
Balance	$ 4	$ 9